Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

19. SUBSEQUENT EVENTS

On February 5, 2024, GlobalX announced that as agreed by the Board of Directors and Edward J. Wegel, the Company’s Chief Executive Officer, Mr. Wegel has resigned his duties, rights, and obligations as an officer and Chairman and CEO of the Company, effective February 5, 2024. The terms of a severance arrangement between the Company, if any, have not been determined. The Company was going to file an amendment to Form 8-K if any such severance agreement is entered into. Mr. Wegel will remain a director of the Company.

Ryan Goepel has been appointed President of the Company, effective as of February 5, 2024 and Chris Jamroz has been appointed as Executive Chairman of the Board, effective as of February 5, 2024.

On February 7, 2024, GlobalX amended the Form 8-K, reporting the following events effective as of February 5, 2024

(1)
Edward J. Wegel was terminated as the Company’s Chief Executive Officer and Chairman of the Board of Directors. No separation or severance arrangement was entered into between the Company and Mr. Wegel;
(2)
Mr. Wegel will not receive any severance payments;
(3)
Mr. Wegel will continue to serve on the Company’s Board of Directors;

On February 19, 2024, GlobalX Technologies share capital increased from 1,000 to 1,110 shares. The 110 additional shares issued resulted in a decrease of GlobalX ownership of GlobalX Technologies, Inc. from 80% to 72%.

On March 4, 2024, Global Crossing Airlines and GEM decided to extend the length of the GEM Facility described on footnote 8 by 12 months with a new expiration date of March 4, 2025.